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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number:
                                               --------------------
     This Amendment (Check only one.):   [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Blackstone Group L.P.
Address: 345 Park Avenue
         New York, NY 10154

Form 13F File Number:  28-13114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John G. Finley
Title:   Authorized Person
Phone:   (212) 583-5000

Signature, Place, and Date of Signing:

    /s/ John G. Finley             New York, NY           May 16, 2011
----------------------------    ------------------    -------------------
         [Signature]               [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                2
Form 13F Information Table Entry Total:          46
Form 13F Information Table Value Total:  $5,630,729
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Number   Form 13F File Number   Name
------   --------------------   ----
   1     28-13113               Blackstone Capital Partners V L.P.
   2     28-12332               GSO Capital Partners LP

Explanatory Notes:

(1) The Blackstone Group L.P. is managed and operated by its general partner, Blackstone Group Management L.L.C., which is in turn wholly-owned by Blackstone's senior managing directors and controlled by Mr. Stephen A. Schwarzman, one of its founders.

                          FORM 13F INFORMATION TABLE
                           THE BLACKSTONE GROUP L.P.
                     FOR THE QUARTER ENDED MARCH 31, 2011

                                     Title of                 Value               SH/   Put/    Inv.     Other    Voting
Name of Issuer                        Class         CUSIP    (1000s)    Shares    PRN   Call Discretion Managers Authority
--------------                    -------------- ----------- -------- ---------- -----  ---- ---------- -------- ----------
BANKUNITED, INC..................      COM       665216 10 3 $393,934 13,721,131 SH             SOLE             13,721,131
BEAZER HOMES USA INC.............      COM       07556Q 10 5 $ 17,233  3,770,811 SH             SOLE       2      3,770,811
BEAZER HOMES USA INC.............      COM       07556Q 10 5 $     35      7,610 SH     Call    SOLE       2          7,610
BIOSCRIP, INC....................      COM       09069N 10 8 $  1,477    316,327 SH             SOLE                316,327
BOOZ ALLEN HAMILTON, INC.........      COM       099502 10 6 $  4,624    256,750 SH             SOLE                256,750
CAMECO CORP......................      COM       13321L 10 8 $  9,012    300,000 SH             SOLE       2        300,000
CENTRAL EUROPEAN DISTRIBUTION
 CORP............................      COM       153435 10 2 $    511     45,000 SH             SOLE       2         45,000
CENTRAL EUROPEAN DISTRIBUTION
 CORP............................      COM       153435 10 2 $    227     20,000 SH     Put     SOLE       2         20,000
CHENIERE ENERGY INC..............      COM       16411R 20 8 $ 89,665  9,631,007 SH             SOLE       2      9,631,007
CHENIERE ENERGY INC..............      COM       16411R 20 8 $  1,089    116,929 SH             SOLE                116,929
CHINA DIGITAL TV HLDG CO LTD.....    SPON ADR    16938G 10 7 $    619     86,697 SH             SOLE                 86,697
COGNIZANT TECHNOLOGY SOLUTION....      CL A      192446 10 2 $    773      9,500 SH             SOLE                  9,500
CROSSTEX ENERGY LP...............      COM       22765U 10 2 $ 16,967  1,002,800 SH             SOLE       2      1,002,800
CUMULUS MEDIA INC................      CL A      231082 10 8 $ 14,388  3,315,238 SH             SOLE              3,315,238
DELTA AIR LINES INC..............      COM       247361 70 2 $     66      6,776 SH             SOLE       2          6,776
DOLLAR THRIFTY AUTOMOTIVE GP.....      COM       256743 10 5 $ 26,692    400,000 SH             SOLE       2        400,000
DOLLAR THRIFTY AUTOMOTIVE GP.....      COM       256743 10 5 $    267      4,000 SH     Call    SOLE       2          4,000
DOLLAR THRIFTY AUTOMOTIVE GP.....      COM       256743 10 5 $    152      2,273 SH     Call    SOLE       2          2,273
DR REDDYS LABS LTD...............      ADR       256135 20 3 $  2,768     74,200 SH             SOLE                 74,200
DYNEGY HOLDINGS INC..............      COM       26817G 30 0 $  7,966  1,400,000 SH             SOLE       2      1,400,000
EASTMAN KODAK COMPANY............      COM       277461 10 9 $  5,653  1,750,000 SH             SOLE       2      1,750,000
GENERAL GROWTH PROPERTIES, INC...      COM       370023 103  $764,005 49,354,326 SH (a)         SOLE             49,354,326
GENERAL MOTORS...................      COM       37045V 10 0 $ 18,618    600,000 SH             SOLE       2        600,000
GRAHAM PACKAGING HOLDINGS COMPANY      COM       384701 10 8 $702,351 40,295,506 SH (b)         SOLE             40,295,506
HDFC BANK LTD.................... ADR REPS 3 SHS 40415F 10 1 $  1,716     10,100 SH             SOLE                 10,100
HOVNANIAN ENTERPRISES............      COM       442487 20 3 $  5,297  1,500,664 SH             SOLE       2      1,500,664

                                 Title of                 Value                  SH/   Put/    Inv.     Other    Voting
Name of Issuer                    Class        CUSIP     (1000s)      Shares     PRN   Call Discretion Managers Authority
--------------                 ------------ ----------- ---------- ------------ -----  ---- ---------- -------- ----------
HSBC HLDGS PLC................ SPON ADR NEW 404280 40 6 $      436        8,425 SH             SOLE                  8,425
ICICI BK LTD..................     ADR      45104G 10 4 $      194        3,900 SH             SOLE                  3,900
ISHARES TR....................  MSCI EAFE
                                  INDEX     464287 46 5 $    1,202       20,000 SH     Put     SOLE       2         20,000
ISTAR FINANCIAL...............     COM      45031U 10 1 $    6,450      702,593 SH             SOLE       2        702,593
LORAL SPACE & COMMUNICATNS I..     COM      543881 10 6 $   36,145      466,085 SH             SOLE       2        466,085
LYONDELLBASELL INDUSTRIES.....     COM      N53745 10 0 $   21,223      536,600 SH             SOLE       2        536,600
NIELSEN HOLDINGS N.V..........     COM      N63218 10 6 $1,504,654   55,095,361 SH             SOLE             55,095,361
ORBITZ WORLDWIDE INC..........     COM      68557K 10 9 $  196,516   55,046,598 SH (c)         SOLE       1     55,046,598
SANDRIDGE ENERGY INC..........     COM      80007P 30 7 $      215       16,794 SH             SOLE       2         16,794
SEMGROUP CORP.................     COM      81663A 10 5 $   12,095   429,500.00 SH             SOLE       2        429,500
SOHU COM INC..................     COM      83408W 10 3 $      528        5,905 SH             SOLE                  5,905
SPDR S&P 500 ETF TR...........   TR UNIT    78462F 10 3 $    1,326    10,000.00 SH     Call    SOLE       2         10,000
SPDR S&P 500 ETF TR...........   TR UNIT    78462F 10 3 $    1,326    10,000.00 SH     Put     SOLE       2         10,000
SPDR S&P 500 ETF TR...........   TR UNIT    78462F 10 3 $      796     6,000.00 SH     Put     SOLE       2          6,000
SPDR S&P 500 ETF TR...........   TR UNIT    78462F 10 3 $    2,121    16,000.00 SH     Call    SOLE       2         16,000
SPDR S&P 500 ETF TR...........   TR UNIT    78462F 10 3 $    6,630    50,000.00 SH     Put     SOLE       2         50,000
SPRINT NEXTEL CORP............     COM      852061 10 0 $    4,640 1,000,000.00 SH             SOLE       2      1,000,000
STANDARD PAC CORP NEW.........     COM      85375C 10 1 $   11,233    3,011,484 SH             SOLE       2      3,011,484
TEAM HEALTH HOLDINGS, INC.....     COM      87817A 10 7 $  635,163   36,336,563 SH             SOLE             36,336,563
THE HOWARD HUGHES CORPORATION.     COM      44267D 10 7 $   28,310      400,764 SH (d)         SOLE                400,764
TRW AUTOMOTIVE HLDGS CORP.....     COM      87264S 10 6 $1,073,422   19,488,416 SH             SOLE             19,488,416

(a) Includes 2,463,370 shares owned by Blackstone GGP Principal Transaction Partners L.P., a co-investment entity.

(b) The shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Mr. Stephen A. Schwarzman.

(c) The shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Blackstone LR Associates (Cayman) V Ltd., of which Mr. Stephen A. Schwarzman is a controlling person.

(d) Includes 20,004 shares owned by Blackstone GGP Principal Transaction Partners, L.P., a co-investment entity.